GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 97.2%	Value
	Energy - Alternate Sources: 0.7%
662	Maxeon Solar Technologies Ltd.	$9,586
5,435	SunPower Corp.*	116,744
		126,330
	Oil & Gas - Exploration & Production: 26.6%
16,559	Canadian Natural Resources Ltd.	1,025,548
7,821	ConocoPhillips	782,100
2,074,051	Deltic Energy PLC	89,918
11,474	Devon Energy Corp.	678,458
4,883	Diamondback Energy Inc.	669,362
58,847	Diversified Energy Co., PLC	90,913
260,765	EnQuest PLC*	103,726
5,344	EOG Resources Inc.	637,165
137,690	Pharos Energy PLC	49,610
2,745	Pioneer Natural Resources Company	686,332
5,221,570	Reabold Resources PLC*	24,352
		4,837,484
	Oil & Gas - Field Services: 8.1%
7,351	Halliburton Company	278,382
25,508	Helix Energy Solutions Group, Inc.*	121,928
19,087	Schlumberger Ltd.	788,484
7,765	Baker Hughes Company	282,724
		1,471,518
	Oil & Gas - Integrated: 53.4%
158,905	BP PLC	775,664
6,346	Chevron Corp.	1,033,319
480,000	China Petroleum & Chemical	215,594
36,056	Eni SpA	527,832
24,445	Equinor ASA	909,903
11,186	Exxon Mobil Corp.	923,852
49,525	Galp Energia Sgps Sa	628,695
19,658	Imperial Oil Ltd.	951,523
9,431	OMV AG	449,934
634,000	PetroChina Co., Ltd. - H Shares	292,229
45,874	Repsol SA	600,119
28,429	Shell PLC	781,037
25,882	Suncor Energy, Inc.	842,785
15,429	Total Energies SE	779,682
		9,712,168

	Oil & Gas - Pipelines and Transportation: 4.3%
16,885	Enbridge Inc.	$778,229

	Oil Refining & Marketing: 4.1%
7,419	Valero Energy, Corp.	753,325

	Total Common Stocks	$17,679,054
	(cost $17,389,318)

	Total Investments in Securities	17,679,054
	(cost $17,389,318): 97.2%

	Other Assets less Liabilities: 2.8%	504,676

	Net Assets: 100.0%	$18,183,730

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company